Intangible assets, net and goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets, net and goodwill [Abstract]
Intangible assets, net and goodwill
Note 11. Intangible assets, net and goodwill

a) An analysis of intangible assets at December 31, 2023, 2024 and 2025 is as follows:

	At December 31, 2022		Acquisitions		Disposals and other		Amortization for the year		Incorporation (Merge, Spin off, Sale/other)		Effect of translation of foreign subsidiaries and hyperinflation adjustment		At December 31, 2023
Licenses and rights of use	Ps.	255,549,470	Ps.	18,814,933	Ps.	1,201,681	Ps.	—	Ps.	—	Ps.	(28,239,255)	Ps.	247,326,829
Accumulated amortization		(142,425,106)		—		(63,964)		(11,643,803)		—		11,328,430		(142,804,443)

Net		113,124,364		18,814,933		1,137,717		(11,643,803)		—		(16,910,825)		104,522,386

Trademarks		26,467,355		198,532		(11,554)		—		555		(1,313,470)		25,341,418
Accumulated amortization		(23,452,798)		—		571		(139,038)		—		1,017,013		(22,574,252)

Net		3,014,557		198,532		(10,983)		(139,038)		555		(296,457)		2,767,166

Customer relationships		24,189,692		5,550		—		—		—		(3,505,503)		20,689,739
Accumulated amortization		(19,332,019)		—		—		(987,971)		—		3,091,265		(17,228,725)

Net		4,857,673		5,550		—		(987,971)		—		(414,238)		3,461,014

Software licenses		16,217,975		5,846,212		313,446		—		—		(3,021,588)		19,356,045
Accumulated amortization		(9,515,383)		—		1,102,658		(3,675,747)		—		2,330,312		(9,758,160)

Net		6,702,592		5,846,212		1,416,104		(3,675,747)		—		(691,276)		9,597,885

Content rights		12,783,404		737,465		(50,175)		—		—		(1,854,001)		11,616,693
Accumulated amortization		(11,589,168)		—		—		(672,760)		—		1,795,303		(10,466,625)

Net		1,194,236		737,465		(50,175)		(672,760)		—		(58,698)		1,150,068

Total of intangibles, net	Ps.	128,893,422	Ps.	25,602,692	Ps.	2,492,663	Ps.	(17,119,319)	Ps.	555	Ps.	(18,371,494)	Ps.	121,498,519

Goodwill	Ps.	141,121,365	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,957,532	Ps.	146,078,897

	At December 31, 2023		Acquisitions		Business combinations		Disposals and other		Amortization for the year		Effect of translation of foreign subsidiaries and hyperinflation adjustment		At December 31, 2024
Licenses and rights of use	Ps.	247,326,829	Ps.	12,645,575	Ps.	763,101	Ps.	(872,238)	Ps.	—	Ps.	18,349,117	Ps.	278,212,384
Accumulated amortization		(142,804,443)		—		—		1,749,617		(13,140,279)		(1,872,988)		(156,068,093)

Net		104,522,386		12,645,575		763,101		877,379		(13,140,279)		16,476,129		122,144,291

Trademarks		25,341,418		—		—		(64,374)		—		1,209,149		26,486,193
Accumulated amortization		(22,574,252)		—		—		—		(143,406)		(888,574)		(23,606,232)

Net		2,767,166		—		—		(64,374)		(143,406)		320,575		2,879,961

Customer relationships		20,689,739		4,475		111,066		—		—		2,599,501		23,404,781
Accumulated amortization		(17,228,725)		—		—		—		(951,706)		(2,498,298)		(20,678,729)

Net		3,461,014		4,475		111,066		—		(951,706)		101,203		2,726,052

Software licenses		19,356,045		4,805,054		—		1,874,257		—		3,992,205		30,027,561
Accumulated amortization		(9,758,160)		—		—		595,636		(4,905,764)		(2,839,014)		(16,907,302)

Net		9,597,885		4,805,054		—		2,469,893		(4,905,764)		1,153,191		13,120,259

Content rights		11,616,693		866,001		—		(821,107)		—		2,630,934		14,292,521
Accumulated amortization		(10,466,625)		—		—		309,988		(723,083)		(2,546,783)		(13,426,503)

Net		1,150,068		866,001		—		(511,119)		(723,083)		84,151		866,018

Total of intangibles, net	Ps.	121,498,519	Ps.	18,321,105	Ps.	874,167	Ps.	2,771,779	Ps.	(19,864,238)	Ps.	18,135,249	Ps.	141,736,581

Goodwill	Ps.	146,078,897	Ps.	—	Ps.	4,735,752	Ps.	—	Ps.	—	Ps.	6,021,720	Ps.	156,836,369

	At December 31, 2024		Acquisitions		Business combinations		Disposals and other		Amortization for the year		Effect of translation of foreign subsidiaries and hyperinflation adjustment		At December 31, 2025
Licenses and rights of use	Ps.	278,212,384	Ps.	14,642,015	Ps.	—	Ps.	(1,888,754)	Ps.	—	Ps.	(7,838,748)	Ps.	283,126,897
Accumulated amortization		(156,068,093)		—		—		3,043,407		(13,556,356)		2,994,172		(163,586,870)

Net		122,144,291		14,642,015		—		1,154,653		(13,556,356)		(4,844,576)		119,540,027

Trademarks		26,486,193		19,090		—		—		—		70,604		26,575,887
Accumulated amortization		(23,606,232)		—		—		—		(153,486)		(32,895)		(23,792,613)

Net		2,879,961		19,090		—		—		(153,486)		37,709		2,783,274

Customer relationships		23,404,781		3,883		17,919		(14,275)		—		(94,358)		23,317,950
Accumulated amortization		(20,678,729)		—		—		7,425		(961,992)		1,954		(21,631,342)

Net		2,726,052		3,883		17,919		(6,850)		(961,992)		(92,404)		1,686,608

Software licenses		30,027,561		4,746,784		—		2,125,571		—		(123,531)		36,776,385
Accumulated amortization		(16,907,302)		—		—		609,931		(6,075,427)		(4,121)		(22,376,919)

Net		13,120,259		4,746,784		—		2,735,502		(6,075,427)		(127,652)		14,399,466

Content rights		14,292,521		647,023		—		152,501		—		(1,863,636)		13,228,409
Accumulated amortization		(13,426,503)		—		—		(83,188)		(693,550)		1,814,351		(12,388,890)

Net		866,018		647,023		—		69,313		(693,550)		(49,285)		839,519

Total of intangibles, net	Ps.	141,736,581	Ps.	20,058,795	Ps.	17,919	Ps.	3,952,618	Ps.	(21,440,811)	Ps.	(5,076,208)	Ps.	139,248,894

Goodwill	Ps.	156,836,369	Ps.	—	Ps.	53,866	Ps.	—	Ps.	—	Ps.	562,940	Ps.	157,453,175

b) The aggregate carrying amount of goodwill is allocated by segment as follows:

	2024		2025
Europe	Ps.	62,374,446	Ps.	62,735,472
Brazil		27,897,869		27,841,639
Puerto Rico		17,463,394		17,463,394
Dominican Republic		14,186,723		14,186,723
Colombia		9,677,519		10,068,045
Mexico		9,249,711		9,206,525
Chile		4,735,752		4,735,752
Peru		2,564,786		2,558,928
El Salvador		2,522,768		2,522,768
Ecuador		2,155,384		2,155,384
Guatemala		2,261,495		2,231,865
Other countries		1,746,522		1,746,680
	Ps.	156,836,369	Ps.	157,453,175

c) The following is a description of the major changes in the “Licenses and rights of use” caption during the years ended December 31, 2023, 2024 and 2025:

2023 Acquisitions

(i) In November 2023, the Company obtained in Argentina, pursuant to resolution 2023-1473 of Enacom, a concession of spectrum in the 2.6 GHz 5G band for a 15 year-year period for an amount of Ps.8,731,237.

(ii) In April 2023, the Company obtained in Croatia (via A1 Telekom Austria Group) a concession of secured spectrum in a public auction for a 15 year-period for an amount of Ps.2,220,558. Additionally, in December 2023, the Company acquired in Bulgaria a spectrum license in the 700 MHz and 800 MHz segments for a 15 year-period for an amount of Ps.422,502.

(iii) In October 2023, the Company obtained a concession of 30 MHz and 2.500 MHz spectrum in Colombia for a 20-year period for an amount of Ps.1,949,048. Additionally, during 2023, the Company acquires IRUs for an amount of Ps.214,792.

(iv) In June of 2023, the Company obtained a 2.5 MHz spectrum license in Guatemala for an amount of Ps.1,859,262.

(v) In February and December 2023, the Company obtained in Mexico, an extension of spectrum frequency band concession titles for mobile transmission in the 835-845/880-890 MHz, 2514-2530/2634-2650 MHz and 2517-2530/2637-2650 MHz segments, respectively, for 20-year period for an amount of Ps.1,239,373.

(vi) In July 2023, the Company obtained in Uruguay frequency band concession titles for mobile transmission in the 3300-3400 MHz segment for a 25-year period for an amount of Ps.464,828.

(vii) During 2023, the Company acquired IRUs in Puerto Rico for an amount of Ps.296,247 and in the United States for an amount of Ps.180,956.

(viii) During 2023, the Company renewed in Brazil the 5G license carried out by ANATEL for an amount of Ps.593,273.

(ix) In March 2023, the Company obtained two concessions of spectrum band in Peru, which expires in January 2030 and December 2029, respectively, for an amount of Ps.149,567. Additionally, during 2023 the Company acquired IRU for an amount of Ps.132,387.

Additionally, in 2023, the Company acquired other licenses in Peru, Ecuador, El Salvador and Paraguay for an amount of Ps.360,903.

2024 Acquisitions

(i) In February 2024, the Company obtained in Colombia through resolution 495 10 MHz in the 2,500 MHz band and 496 80 MHz in the 3,500 MHz band, respectively. This concession was granted with some obligations to make, mainly infrastructure construction, like educational institutions and maintain the fiber optic infrastructure available to other providers of telecommunications networks in exchange for the concession for a period of 20 years. Additionally, the Company acquired IRUs in the months of January, May and September, of 880 MBPS, 3150 MBPS and 500 MBPS, respectively, for a period of 10 years and a total consideration of Ps.10,593,689.

(ii) During 2024, the Austrian subsidiary obtained several spectrum frequencies in different regions to provide 5G services as well as for industrial applications, obtaining frequencies up to 180 MHz with a validity of up to December 2039 and December 2046, additionally acquires in Bulgaria spectrum band of 900MHz and 1800 MHz for a period of 10 years for an amount of Ps.847,724.

(iii) The Ecuadorian subsidiary nowadays it is in negotiations for the renewal of the concession with the local government, during this process of accreditation the Company made monthly payments during the 2024 fiscal year for rights for the spectrum band, as of December 31, 2024 the amount paid amounts to Ps.739,285.

(iv) In June 2024, the subsidiary in Uruguay renewal 1900 MHz spectrum with a validity of 20 years for an amount of Ps.325,259.

Additionally, in 2024, the Company acquired other licenses in Paraguay, El Salvador, Brazil, Nicaragua, Argentina, Guatemala and Perú for an amount of Ps.139,618.

2025 Acquisitions

(i) In October 2025, the Ecuadorian subsidiary renewed the concession to offer of mobile service frequency bands and international long-distance service by 15 years, as the initial date of this renewal August 2023 Additionally in December 2025, acquires IRU with a validity of 10 years, for an amount of Ps.6,656,936.

(ii) In March 2025, a 2100 MHz band was acquired in Bulgaria for 10 years as well as 900 MHz IRU´s in Belarus related to BCloud, Additionally, during November 2025, acquires some radio frequency bands in Serbia 2 x 10 MHz, 2 x 25 MHz, 2 x 15 MHz, 2 x 20 MHz, and 130 MHz, which can begin to be used in March 2027, with an expiration date of March 2047, for an amount of Ps.3,217,584.

(iii) In December, Peru acquires spectrum band concession for 3.5 GHz (100 MHz block) for 20 years for an amount of Ps.2,162,683, the concession includes obligations to do, related with invest in and implement 4G coverage in 341 locations and 540 km of roads within a period of 4 years.

(iv) In June 2025, Puerto Rico acquired spectrum for voice, data, video, and OTT services with a total capacity of 40 MHz, which is considered to have an indefinite life and renewed every 10 years for an amount of Ps.923,217.

The acquired spectrum payment will be made in four installments: 1st - May 2025; 2nd - May 2026; 3rd - May 2027; and 4th - May 2028.

(v) In February, the Company renewed two frequencies in Mexico. 2523-2530/2643-2650 MHZ and 835-845/880-890, MH. Both frequencies with a validity for 20 years, paying an amount of Ps.729,156.

(vi) In April, the Brazilian company renewed several frequencies with a validity of 2 years, frequency licenses from ANATEL for an amount of Ps.468,659.

(vii) The subsidiary in Costa Rica acquired spectrum blocks with capacity between 700, 2300 and 3500 GHz in August for an amount of Ps.314,187 with a validity of 20 years.

(viii) During the year in Colombia, various IRU´s were acquired from the suppliers Alianza, Azteca, Andired with validity periods of until 15 years for a combined amount of Ps.95,461.

(ix)Additionally, in 2025, the Company acquired other licenses in Paraguay, El Salvador, Guatemala and Argentina for an amount of Ps.74,132.

Amortization of intangibles for the years ended December 31, 2023, 2024 and 2025 amounted to Ps.17,119,319, Ps.19,864,238 and Ps.21,440,811, respectively.

Some of the jurisdictions in which the Company operates can revoke their concessions under certain circumstances such as imminent danger to national security, national economy and natural disasters.